BUSINESS	12 Months Ended
Dec. 31, 2022
BUSINESS
BUSINESS

1.    BUSINESS

Organization & Reverse Recapitalization

SmartKem, Inc. (“SmartKem” or the “Company”) a Delaware corporation, formerly known as Parasol Investments Corporation (“Parasol”), was formed on May 13, 2020, and is the successor, as discussed below, of SmartKem Limited, which was formed under the Laws of England and Wales. The Company was founded as a “shell” company registered under the Exchange Act, with no specific business plan or purpose until it began operating the business of SmartKem Limited following the closing of the Exchange described below.

On February 23, 2021, Parasol entered into a Securities Exchange Agreement (“the Exchange Agreement”), with SmartKem Limited. Pursuant to the Exchange Agreement all of the equity interests in SmartKem Limited, except certain deferred shares which had no economic or voting rights (the “Deferred Shares”) and which were purchased by Parasol for an aggregate purchase price of $1.40, were exchanged for shares of Parasol common stock, par value $0.0001 per share (“common stock”), and SmartKem Limited became a wholly owned subsidiary of Parasol (the “Exchange”).

As a result of the Exchange, Parasol legally acquired the business of SmartKem Limited, and continues as the existing business operations of SmartKem Limited as a public reporting company under the name SmartKem, Inc.

Under ASC 805, Business Combinations, SmartKem Limited was deemed the accounting acquirer based on the following predominate factors: Parasol was created as a “shell” company to effect a business combination and had no operations, the former shareholders of SmartKem Limited own more than a majority of the outstanding voting stock of the Company, the Company’s board of directors and management consists of the former board of directors and management of SmartKem Limited, SmartKem Limited was the largest entity by assets at the time of the Exchange, and the principal operating location of the Company is SmartKem Limited’s premises which are located in Manchester, United Kingdom.

The Exchange was accounted for as a reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). Under this method of accounting, Parasol was treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the Exchange was treated as the equivalent of SmartKem Limited issuing stock for the net assets of Parasol, accompanied by a recapitalization. The net assets of Parasol are stated at historical cost, with no goodwill or other intangible assets recorded. The consolidated assets, liabilities, and results of operations prior to the Exchange are those of SmartKem Limited. Reported shares and earnings per share available to holders of the Company’s common stock, prior to the Exchange, have been retroactively restated as shares reflecting the exchange ratios established in the Exchange.

At the closing of the Exchange (the “Closing”), each SmartKem Limited ordinary share issued and outstanding immediately prior to the Closing (other than the Deferred Shares) was exchanged for 0.0111907 of a share of the Company’s common stock and each SmartKem Limited A ordinary share issued and outstanding immediately prior to the Closing was exchanged for 0.0676668 of a share of the Company’s common stock, with the maximum number of shares of our common stock issuable to the former holders of SmartKem Limited’s ordinary shares and A ordinary shares equal to 12,725,000. This includes enterprise management incentive options to purchase 124,497,910 SmartKem Limited ordinary shares (the “SmartKem Limited EMI Options”) issued and outstanding immediately prior to the Closing that were accelerated and exercised by the holders thereof for a like number of ordinary shares and exchanged for shares of the Company’s common stock pursuant to the Exchange. In aggregate 1,127,720,477 SmartKem Ltd shares were exchanged for 12,725,000 of the Company’s common stock, an average exchange ratio of 0.011283825. Immediately prior to the Closing, an aggregate of 2,500,000 shares of the Company’s common stock owned by the stockholders of Parasol prior to the Exchange were forfeited and cancelled (the “Stock Forfeiture”).

Business

The Company is seeking to reshape the world of electronics with our proprietary organic semiconductor platform that we believe has the potential to affect the form and function of the next generation of low-cost displays and sensors. The Company’s patented TRUFLEX® inks are solution deposited at a low temperature, on low-cost substrates to make OTFT circuits. SmartKem’s organic semiconductor platform can be used in a number of applications including mini- and micro-LED displays, AMOLED displays, AR and VR headsets, fingerprint sensors and integrated logic circuits. The Company has a research and development facility in Manchester, UK, and manufactures product protypes for prospective customers using its semiconductor manufacturing processes housed at the Centre for Process Innovation (CPI) at Sedgefield, UK. The Company has an extensive IP portfolio including over 125 issued patents across 19 patent families.

COVID-19 Pandemic

In March 2020, the World Health Organization declared the outbreak of COVID-19 as a global pandemic (the “Pandemic”). The Pandemic has had a widespread and detrimental effect on the global economy and has adversely impacted the Company’s business and results of operations. The Company has experienced travel bans, states of emergency, quarantines, lockdowns, “shelter in place” orders, business restrictions and shutdowns in the countries where it operates. The Company’s containment measures have impacted its day-to-day operations and disrupted its business. Because the severity, magnitude and duration of the Pandemic and its economic consequences are highly uncertain, rapidly changing and difficult to predict, the ultimate impact of the Pandemic on the Company’s business, financial condition and results of operations is currently unknown. The additional costs incurred by the Company related to COVID-19 for the years ended December 31, 2022, and 2021, respectively were deemed to be immaterial to the consolidated financial statements. The Company anticipates there may be additional costs relating to the Pandemic incurred in the upcoming months that will be attributable to fiscal year 2023 and thereafter. These costs are not expected to be material.

The consolidated entity presented is referred to herein as “SmartKem”, “we”, “us”, “our”, or the “Company”, as the context requires and unless otherwise noted.